CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenue	$ 40,000	$ 51,000	$ 153,000	$ 162,000	$ 207,000	$ 768,000
Operating expenses:
Cost of revenue	7,000	2,000	18,000	11,000	13,000	10,000
Selling, general and administrative expenses	672,000	430,000	8,120,000	1,477,000	2,350,000	1,839,000
Research and development	112,000	126,000	386,000	373,000	520,000	520,000
Total operating expenses	791,000	558,000	8,524,000	1,861,000	2,883,000	2,369,000
Loss from operations	(751,000)	(507,000)	(8,371,000)	(1,699,000)	(2,676,000)	(1,601,000)
Other income (expense):
Interest expense (including $91,000 and $98,000 to related parties, respectively)	(102,000)	(177,000)	(344,000)	(510,000)	(654,000)	(505,000)
Debt discount amortization	0	(179,000)	(52,000)	(587,000)	(605,000)	(1,047,000)
Financing costs	0	0	(6,569,000)	0
Private placement costs	0	(37,000)	0	140,000	(175,000)	(803,000)
Change in fair value of derivative liabilities	0	(47,000)	(219,000)	165,000	(1,190,000)	311,000
Gain (loss) on extinguishment of debt, net	0	65,000	(286,000)	(223,000)	(4,841,000)	134,000
Other income (expense)	0	10,000	(1,000)	52,000	53,000	31,000
Other income (expense), net	(102,000)	(365,000)	(7,471,000)	(1,243,000)	(7,412,000)	(2,147,000)
Loss before income taxes					(10,088,000)	(3,748,000)
Income tax expense					0	2,000
Net loss	(853,000)	(872,000)	(15,842,000)	(2,942,000)	(10,088,000)	(3,750,000)
Net loss attributable to noncontrolling interest	20,000	9,000	37,000	30,000	45,000	222,000
Net loss attributable to StrikeForce Technologies, Inc.	$ (833,000)	$ (863,000)	$ (15,805,000)	$ (2,912,000)	$ (10,043,000)	$ (3,528,000)
Net loss per common share -Basic and diluted	$ (0.00)	$ (0.04)	$ (0.02)	$ (0.24)	$ (0.14)	$ (0.68)
Weighted average common shares outstanding -Basic and diluted	894,767,114	22,280,807	840,258,105	12,169,639	73,260,600	5,215,411